employee benefits expense (Tables)	6 Months Ended
Jun. 30, 2023
employee benefits expense
Schedule of employee benefits expense

		Three months		Six months
Periods ended June 30 (millions)	Note	2023	2022	2023	2022
Employee benefits expense – gross
Wages and salaries		$1,478	$1,154	$2,986	$2,259
Share-based compensation [1]	14	44	54	98	103
Pensions – defined benefit	15(a)	16	25	31	52
Pensions – defined contribution	15(b)	35	30	63	56
Restructuring costs [1]	16(a)	95	13	143	23
Employee health and other benefits		82	63	137	120
		1,750	1,339	3,458	2,613
Capitalized internal labour costs, net
Contract acquisition costs	20
Capitalized		(23)	(22)	(39)	(40)
Amortized		23	20	46	39
Contract fulfilment costs	20
Capitalized		(7)	(1)	(11)	(1)
Amortized		—	1	1	1
Property, plant and equipment		(98)	(99)	(198)	(192)
Intangible assets subject to amortization		(77)	(67)	(149)	(130)
		(182)	(168)	(350)	(323)
		$1,568	$1,171	$3,108	$2,290

1	For the three-month and six-month periods ended June 30, 2023, $(2) (2022 – $1) and $NIL (2022 – $2), respectively, of share-based compensation in the digitally-led customer experiences segment was included in restructuring costs.